	APPLIED FINANCE SELECT FUND
Schedule of Investments		July 31, 2022 (unaudited)
		Shares		Fair Value
92.95%	COMMON STOCKS
12.38%	CONSUMER DISCRETIONARY
	Aptiv PLC* . . . . . . . . . . . . . . . . . . . . . .		.64,974. . . . . $	6,815,123
	Darden Restaurants, Inc.. . . . . . . . . .	. . . . .	59,111. .	7,358,728
	LKQ Corp.. . . . . . . . . . . . . . . . . .	. . . .	156,725. . . . . .	. 8,594,799
	Lowe’s Cos.., Inc.. . . . . . . . . . . . . . .	. . . . .	35,090. . . .	6,720,788
	Target Corp.. . . . . . . . . . . . . . . .	. . . . .	46,515. . . . .	. 7,599,621
	The Walt Disney Co..* . . . . . . . . . . . . . . . . . . .		58,026	6,156,559
				43,245,618
6.19%	CONSUMER STAPLES
	Constellation Brands, Inc.. - Class A . . . . . .		24,447	6,021,541
	Tyson Foods, Inc.. - Class A . . . . . .	. . . .	65,844. . .	5,794,931
	Walgreens Boots Alliance, Inc.. . . . .	. . . . .110,023.		4,359,111
	Walmart, Inc.. . . . . . . . . . . . . . . . . .	. . . . . 41,128. . . .		5,430,952
				21,606,535
5.01%	ENERGY
	Chevron Corp.. . . . . . . . . . . . . . .	. . . . .	.36,745. . . .	6,018,096
	ConocoPhillips . . . . . . . . . . . . . . . . .	. . . . .56,603. .		5,514,830
	Valero Energy Corp.. . . . . . . . . . .	. . . . .	53,908. . . .	5,971,389
				17,504,315
11.53%	FINANCIALS
	The Allstate Corp.. . . . . . . . . . . .	. . . . . .	.52,452. . .	6,135,310
	Ameriprise Financial, Inc.. . . . . . . . .	. . . . .20,514. .		5,537,139
	Bank of America Corp.. . . . . . . . . .	. . . . . . . . 166,306		5,622,806
	Capital One Financial Corp.. . . . . . . .	. . . . .49,889.		5,479,309
	JPMorgan Chase & Co.. . . . . . . . . . .	. . . . . . . 46,919		5,412,576
	MetLife, Inc.. . . . . . . . . . . . . . . . . .	. . . . . .93,000. . . .		5,882,250
	The Travelers Cos.., Inc.. . . . . . . . . . . . . . . . . .		39,039	6,195,489
				40,264,879

1

QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued			July 31, 2022 (unaudited)
			Shares		Fair Value
13.50%	HEALTH CARE
	CVS Health Corp..			57,633	$5,514,325
	Danaher Corp.. . . . . . . . . . . . . . .	. . . .		20,603. . . . .	. 6,005,156
	McKesson Corp.. . . . . . . . . . . . . . .	. . . . .22,573. . . .			7,710,485
	Merck & Co.., Inc.. . . . . . . . . . . . . .	. .	. .	72,352. . . . .	6,463,928
	Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . .		. .104,109. . . . .		5,258,546
	Regeneron Pharmaceuticals, Inc..* . . .	. .	. .	8,900	5,177,041
	Stryker Corp.. . . . . . . . . . . . . . . . . .	. . . . .		23,104. . . .	4,961,584
	Thermo Fisher Scientific, Inc.. . . . . . . .	. . . . . 10,085			6,034,965
					47,126,030
8.38%	INDUSTRIAL
	Cummins, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..			23,588	5,220,260
	Quanta Services, Inc.. . . . . . . . . . . . .	. . . .		45,248. . .	6,277,255
	Roper Technologies, Inc.. . . . . . . . .	. . . .11,403. . .			4,979,348
	Stanley Black & Decker, Inc.. . . . . . . . . . .		.	.26,518.	2,580,997
	Union Pacific Corp.. . . . . . . . . . . . .	. .	.	.22,228. . . .	5,052,424
	Westinghouse Air Brake				5,140,850
	Technologies Corp.. . . . . . . . . . . . . . . . . . .			55,000
					29,251,134
26.31%	INFORMATION TECHNOLOGY
	Alphabet, Inc.. - Class A* . . . . . . . . .	. . . . 61,420. . .			7,144,374
	Apple, Inc.. . . . . . . . . . . . . . . . . . . . .	. . . . .65,909. . .			10,710,872
	Cisco Systems, Inc.. . . . . . . . . . . . . .	. . . .	.	.182,133.	8,263,374
	Fiserv, Inc..* . . . . . . . . . . . . . . .	. . . . 103,093. . . .			10,894,868. . . .
	HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .294,645. . . . . 9,838,197. .
	Intel Corp.. . . . . . . . . . . . . . . . . . .	. . . .209,807. . . .			. .7,618,092
	International Business Machines Corp..	. . .		78,776	10,303,113
	KLA Corp.. . . . . . . . . . . . . . . . . .	. .	. . 28,108. . . . .		10,780,542. .
	Mastercard, Inc.. - Class A . . . . . . . . .	. . . .		30,447. .	10,771,844
	Meta Platforms, Inc..* . . . . . . . . . . .	. . . .	. .	.34,845.	5,543,840
					91,869,116

2

QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued		July 31, 2022 (unaudited)
		Shares	Fair Value
2.67%	MATERIALS
	Celanese Corp.. Class A . . . . . . . . . . . .	. .30,500. .	$ 3,584,055
	CF Industries Holdings, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. ..	59,970	5,726,535
			9,310,590
2.39%	REAL ESTATE
	Host Hotels & Resorts, Inc.. . . . . . . . . . . .	. 468,113. .	8,337,093
2.08%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.. . . . . . . . . .	. 157,410.	7,270,768
2.51%	UTILITIES
	DTE Energy Co.. . . . . . . . . . . . . . . . . . .	. 35,702. . . .	4,651,971
	Public Service Enterprise Group, Inc.. . . . . .	62,753	4,120,990
			8,772,961
92.95%	TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . . . . . . .		.324,559,039. . . . . .
6.96%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund		24,321,996
	Institutional Class 1..81%** . . . . . . . . . .24,321,996. . .

99.91% TOTAL INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . 348,881,035. . . . . . . . .

0.09% Other assets, net of liabilities . . . . . . . . . . . . . . . . . . . . . . . 299,896. . . . .

100.00% NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .$349,180,931. . . . . . . . .

*Non-income producing

**Effective 7 day yield as of July 31, 2022

3

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND

Schedule of Investments - continued	July 31, 2022 (unaudited)

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted Prices	Observable	Unobservable	Total
		Inputs	Inputs
Common Stocks	$324,559,039	$—	$—	$324,559,039
Money Market Funds	24,321,996	—	—	24,321,996
Total Investments	$348,881,035	$—	$—	$348,881,035

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2022..

At July 31, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $284,496,956 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$ 76,036,307. .
Gross unrealized depreciation . . . . .	. (11,652,229. .	)
Net unrealized appreciation . . . . . . . .	. $.64,384,079.

4

QUARTERLY REPORT